Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	88,341,068	116,791,068	121,299,920
Common stock, shares outstanding	88,341,068	116,791,068	121,299,920